SYSTEM COMPONENTS, LEASED SYSTEMS, OTHER PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	$ 5,346		$ 9,331
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	1,220		4,463
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	3,118		3,813
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	350		313
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	483		654
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	149		72
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	26		16
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	14,935		14,590
Additions	6,457		6,416
Transfer to Leased systems
Reductions	(10,549)		(6,071)
Ending balance	10,843		14,935
Gross carrying amount [member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,463		3,642
Additions	5,930		5,448
Transfer to Leased systems	(836)		(985)
Reductions	(8,337)	[1]	(3,642)
Ending balance	1,220		4,463
Gross carrying amount [member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,463		8,620
Additions
Transfer to Leased systems	836		985
Reductions	(1,072)	[2]	(2,142)
Ending balance	7,227		7,463
Gross carrying amount [member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,170		845
Additions	106		325
Transfer to Leased systems
Reductions
Ending balance	1,276		1,170
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,635		1,335
Additions	301		587
Transfer to Leased systems
Reductions	(1,122)		(287)
Ending balance	814		1,635
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	135		96
Additions	90		39
Transfer to Leased systems
Reductions
Ending balance	225		135
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	69		52
Additions	30		17
Transfer to Leased systems
Reductions	(18)
Ending balance	81		69
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,604		5,040
Additions	1,536		1,686
Reductions	(1,643)		(1,122)
Ending balance	5,497		5,604
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Reductions
Ending balance
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,650		3,422
Additions	976		1,126
Reductions	(517)		(898)
Ending balance	4,109		3,650
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	857		775
Additions	69		82
Reductions
Ending balance	926		857
Accumulated depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	981		735
Additions	476		470
Reductions	(1,126)		(224)
Ending balance	331		981
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	63		56
Additions	13		7
Reductions
Ending balance	76		63
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	53		52
Additions	2		1
Reductions
Ending balance	$ 55		$ 53

[1]	Reduction in systems components for the year ended December 31, 2022, mainly includes (a) reclassification to inventory in the amount of $3,837, (b) impairment provision in the amount of $816 and (c) system components sold in the amount of $3,006.
[2]	Derived mainly from returned systems as well as sale of leased systems.